                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22039

         First Trust Specialty Finance and Financial Opportunities Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2010 (UNAUDITED)

 SHARES                         DESCRIPTION                             VALUE
-------   -------------------------------------------------------   ------------
COMMON STOCKS -- 114.1%
          CAPITAL MARKETS -- 84.0%
616,806   Apollo Investment Corp. (b) (c)........................   $  5,902,833
911,233   Ares Capital Corp. (b) (c).............................     13,613,821
619,320   BlackRock Kelso Capital Corp. (b) (c)..................      6,688,656
304,366   Fifth Street Finance Corp. (b) (c).....................      3,001,049
420,716   Gladstone Capital Corp. (b) (c)........................      4,388,068
183,333   Gladstone Investment Corp. (c).........................      1,081,665
236,214   Golub Capital BDC, Inc. (c)............................      3,396,757
544,556   Hercules Technology Growth Capital, Inc. (b) (c).......      4,985,410
338,063   Kohlberg Capital Corp. (c).............................      1,747,786
 19,774   Main Street Capital Corp. (b) (c)......................        293,248
233,600   MCG Capital Corp. (b) (c)..............................      1,233,408
603,700   MVC Capital, Inc. (b) (c)..............................      7,751,508
351,637   NGP Capital Resources Co. (b) (c)......................      2,844,743
794,000   PennantPark Investment Corp. (b) (c)...................      7,844,720
212,176   Prospect Capital Corp. (b) (c).........................      1,947,776
  9,776   Saratoga Investment Corp. (c) (d)......................        178,412
305,036   Solar Capital, Ltd. (b) (c)............................      5,990,907
287,499   THL Credit, Inc. (c)...................................      3,332,113
206,477   TICC Capital Corp. (b) (c).............................      1,891,329
218,601   Triangle Capital Corp. (b) (c).........................      3,370,827
                                                                    ------------
                                                                      81,485,036
                                                                    ------------
          DIVERSIFIED FINANCIAL SERVICES -- 6.1%
187,500   Compass Diversified Holdings (b).......................      2,658,750
459,504   Medallion Financial Corp. (b) (c)......................      3,239,503
                                                                    ------------
                                                                       5,898,253
                                                                    ------------
          HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
 59,075   Medical Action Industries, Inc. (b) (d)................        482,643
                                                                    ------------
          INSURANCE -- 4.1%
      3   Berkshire Hathaway, Inc., Class A (b) (d)..............        356,025
 83,700   Fidelity National Financial, Inc., Class A (b).........      1,214,487
  3,250   Markel Corp. (b) (d)...................................      1,065,090
 38,475   W.R. Berkley Corp. (b).................................      1,013,816
  1,000   Wesco Financial Corp. (b)..............................        362,540
                                                                    ------------
                                                                       4,011,958
                                                                    ------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 17.8%
339,500   Annaly Capital Management, Inc. (b)....................      5,900,510
206,305   Cypress Sharpridge Investments, Inc. (b)...............      2,778,928
192,307   Cypress Sharpridge Investments, Inc. (e)...............      2,590,375
 46,282   Hatteras Financial Corp. (b)...........................      1,341,252
100,000   Hatteras Financial Corp. (b) (e).......................      2,898,000
550,049   NorthStar Realty Finance Corp. (b).....................      1,749,156
                                                                    ------------
                                                                      17,258,221
                                                                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a) -- (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

SHARES/
 UNITS                          DESCRIPTION                             VALUE
-------   -------------------------------------------------------   ------------
COMMON STOCKS -- (CONTINUED)
          THRIFTS & MORTGAGE FINANCE -- 1.6%
100,000   Northwest Bancshares, Inc. (b).........................   $  1,075,000
 35,584   People's United Financial, Inc. (b)....................        452,628
                                                                    ------------
                                                                       1,527,628
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost $139,110,008).................................    110,663,739
                                                                    ------------
EXCHANGE-TRADED FUNDS -- 2.2%
          CAPITAL MARKETS -- 2.2%
 55,000   SPDR Barclays Capital High Yield Bond ETF (b)..........      2,140,051
                                                                    ------------
          TOTAL EXCHANGE-TRADED FUNDS
             (Cost $1,864,609)...................................      2,140,051
                                                                    ------------
CANADIAN INCOME TRUSTS -- 0.0%
          OIL, GAS & CONSUMABLE FUELS -- 0.0%
    100   ARC Energy Trust.......................................          1,859
     81   Progress Energy Resources Corp. .......................            893
                                                                    ------------
          TOTAL CANADIAN INCOME TRUSTS
             (Cost $3,345).......................................          2,752
                                                                    ------------
WARRANTS -- 0.2%
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
576,923   Cypress Sharpridge Investments, Inc., expires 04/30/11,
             with an exercise price of $11 per share (d) (e)
             (f).................................................        143,365
                                                                    ------------
          TOTAL WARRANTS
             (Cost $0)...........................................        143,365
                                                                    ------------
          TOTAL INVESTMENTS -- 116.5%
             (Cost $140,977,962) (g).............................    112,949,907
          OUTSTANDING LOAN -- (17.5)%............................    (17,000,000)
          NET OTHER ASSETS AND LIABILITIES -- 1.0%...............      1,014,552
                                                                    ------------
          NET ASSETS -- 100.0%...................................   $ 96,964,459
                                                                    ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c)  Business Development Company.

(d)  Non-income producing security.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 1C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(f) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,599,293 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,627,348.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a) -- (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2010 is as follows (see Note 1A -- Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                             LEVEL 2        LEVEL 3
                                 TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                               VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                               8/31/2010       PRICES         INPUTS        INPUTS
                             ------------   ------------   -----------   ------------
Common Stocks*............   $110,663,739   $110,663,739     $     --         $--
Exchange-Traded Funds*....      2,140,051      2,140,051           --          --
Canadian Income Trusts*...          2,752          2,752           --          --
Warrants*.................        143,365             --      143,365          --
                             ------------   ------------     --------         ---
TOTAL INVESTMENTS.........   $112,949,907   $112,806,542     $143,365         $--
                             ============   ============     ========         ===

*    See Portfolio of Investments for industry breakout.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                           AUGUST 31, 2010 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 -- Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 -- Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          -    Quoted prices for similar securities in active markets.

          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 -- Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2010, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                           AUGUST 31, 2010 (UNAUDITED)

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the 1933 Act. As of August 31, 2010, the Fund held restricted securities as shown in the table below. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note
1A) and are not expressed as a discount to the carrying value of comparable unrestricted securities.

                                                 ACQUISITION                       CARRYING                   % OF
SECURITY                                            DATE        SHARES    PRICE      COST        VALUE      NET ASSETS
--------                                         -----------   -------   ------   ----------   ----------   ----------
Cypress Sharpridge Investments, Inc.               5/19/08     192,307   $13.47   $2,999,989   $2,590,375      2.67%
Cypress Sharpridge Investments, Inc., Warrants     5/19/08     576,923     0.25           --      143,365      0.15
Hatteras Financial Corp.                           1/29/08     100,000    28.98    2,400,000    2,898,000      2.99
                                                                                  ----------   ----------      ----
                                                                                  $5,399,989   $5,631,740      5.81%
                                                                                  ==========   ==========      ====

                              2. SUBSEQUENT EVENTS

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund has approved an interim investment management agreement with First Trust and an interim investment sub-advisory agreement, which were entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with First Trust and a new investment sub-advisory agreement have been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management and the new investment sub-advisory agreement is expected to be held on December 6, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Specialty Finance and Financial Opportunities Fund


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ----------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date October 20, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ----------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer
                          and Chief Accounting Officer
                          (principal financial officer)

Date October 20, 2010

* Print the name and title of each signing officer under his or her signature.